Property and Equipment, net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Property and Equipment, net [Abstract]
Depreciation expense	$ 26,833	$ 23,825	$ 53,957	$ 45,958	$ 96,007	$ 89,168